Other assets	9 Months Ended
Sep. 30, 2023
Miscellaneous assets [abstract]
Disclosure of other assets [text block]	Other assets

	09/30/2023	12/31/2022
Prepaid expenses (a)	359,261	321,830
Taxes and contributions to be offset against future amounts payable	322,945	176,513
Commissions and bonus receivable (b)	190,906	113,546
Accounts receivable from customers	184,741	—
Early settlement of credit operations	148,836	23,328
Premium or discount on transfer of financial assets	132,117	71,460
Sundry debtors (c)	116,694	91,627
Amount receivable from the sale of investments	107,977	87,318
Pending settlements	103,184	277,953
Transactions amount to be received	57,625	122,859
Unbilled services provided	53,049	31,870
Agreements on sales of properties receivable	48,308	38,467
Advances to third parties	37,744	23,911
Others	230,446	44,826
Total	2,093,833	1,425,508

(a)    Refer substantially to the cost of acquisition of digital account customers and expenses on portability to process.
(b)    Refers mainly to bonus receivable from the commercial agreement signed with Mastercard, Liberty and Sompo.
(c)    Refers mainly to portability amounts to be processed, credit card amounts to be processed, negotiation and intermediation of amounts and debtors by judicial deposit.